Schedule of Target Assets Allocation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total, Target Allocation	100.00%
Total	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	56.00%
Total	57.00%	57.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	34.00%
Total	33.00%	34.00%
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Total	5.00%	4.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Total	5.00%	5.00%